Condensed Consolidated Statements of Changes In Members' Deficit - USD ($)	Total	Preferred Units [Member]	Common Units [Member]	Member Units [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Feb. 28, 2021	$ (6,079,858)			$ 100		$ (6,079,958)
Balance, shares at Feb. 28, 2021				1,000,000
Net Loss	(5,437,764)					(5,437,764)
Balance at Feb. 28, 2022	(11,517,622)			$ 100		(11,517,722)
Balance, shares at Feb. 28, 2022				1,000,000
Net Loss	(3,788,815)					(3,788,815)
Balance at Nov. 30, 2022	(15,306,537)			$ 100		(15,306,537)
Balance, shares at Nov. 30, 2022				1,000,000
Balance at Feb. 28, 2022	(11,517,622)			$ 100		(11,517,722)
Balance, shares at Feb. 28, 2022				1,000,000
Net Loss	(5,133,141)					(5,133,141)
Conversion of member units	(100)			$ (100)
Conversion of member units, shares				(1,000,000)
Issuance of preferred units	17,295,873	$ 4,000,000			13,295,873
Issuance of preferred units, shares		400,000
Issuance to of common units	100		$ 100
Issuance of common units, shares			915,000
Balance at Feb. 28, 2023	645,110	$ 4,000,000	$ 100		13,295,873	(16,650,863)
Balance, shares at Feb. 28, 2023		400,000	915,000
Balance at Aug. 31, 2022	(14,076,616)			$ 100		(14,076,616)
Balance, shares at Aug. 31, 2022				1,000,000
Net Loss	(1,229,921)					(1,229,921)
Balance at Nov. 30, 2022	(15,306,537)			$ 100		(15,306,537)
Balance, shares at Nov. 30, 2022				1,000,000
Balance at Feb. 28, 2023	645,110	$ 4,000,000	$ 100		13,295,873	(16,650,863)
Balance, shares at Feb. 28, 2023		400,000	915,000
Net Loss	(3,541,664)					(3,541,664)
Balance at Nov. 30, 2023	(2,896,554)	$ 4,000,000	$ 100		13,295,873	(20,192,527)
Balance, shares at Nov. 30, 2023		400,000	915,000
Balance at Aug. 31, 2023	(1,537,690)	$ 4,000,000	$ 100		13,295,873	(18,833,663)
Balance, shares at Aug. 31, 2023		400,000	915,000
Net Loss	(1,358,864)					(1,358,864)
Balance at Nov. 30, 2023	$ (2,896,554)	$ 4,000,000	$ 100		$ 13,295,873	$ (20,192,527)
Balance, shares at Nov. 30, 2023		400,000	915,000